Equity-Based Compensation - Assumptions used in Determining the Fair Value (Details)				1 Months Ended
	Dec. 07, 2021	Jul. 29, 2021	Jun. 11, 2019	Feb. 28, 2021
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			25.80%
Risk-free interest rate			1.89%
Expected time to exit (years)			2 years 6 months
Incentive Units | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		46.00%		57.00%
Risk-free interest rate		0.20%		0.10%
Expected time to exit (years)		1 year 2 months 12 days		1 year 7 months 6 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	54.00%
Risk-free interest rate	1.40%
Expected time to exit (years)	10 years
Expected annual dividend yield	0.00%